General information (Details)	Oct. 31, 2018 Employee Country	Apr. 30, 2017 Employee Country	Apr. 30, 2016 Employee Country
General information [Abstract]
Number of countries located in | Country	49	40	39
Number of employees | Employee	14,800	4,800	4,200